SECURTER SYSTEMS INC.	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
SECURTER SYSTEMS INC.

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Class A common shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

During the six months ended June 30, 2020, certain adjustments to the value of the assets transferred to SSI upon incorporation totalling $3,078 were recognized.

During the six months ended June 30, 2020 a further 472,612 class A common shares of Securter Systems Inc. were issued to the Company. As at June 30, 2020, SSI had 26,624,115 Class A Common Shares issued and outstanding whereby the Company held 686,520 of Class A Shares of SSI. Together with the Company’s holding in Class B common shares, the Company held a voting interest of 79.5% and participating economic interest of 2.58% as at June 30, 2020.

The following is the summarized statement of financial position of Securter Systems Inc. as at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
	$	$
Current
Assets	33,378	79
Liabilities	(51,653)	—
Total Current Net Assets	(18,275)	79

Non-Current
Assets	29,840	26,761
Liabilities	(26,600)	(26,565)
Total Non-Current Net Assets	3,240	196

Total Net Equity by Shareholders	(15,035)	275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019 and for the six months ended June 30, 2020.

$
Net Loss for the period from inception to the year ended December 31, 2019	158,844
Net Loss for the six months ended June 30, 2020	47,386
206,230